Lease	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Lease
16.	Lease

The component of lease cost was as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Operating lease cost	158,410	150,224
Short-term lease cost	49,441	24,355
Total	207,851	174,579

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Operating Leases
Operating lease right-of-use assets	484,225	332,559
Operating lease liabilities, current portion	142,155	131,151
Operating lease liabilities, non-current portion	333,613	200,409
Weighted-average remaining lease term - operating leases	3.77 years	3.61 years
Weighted-average discount rate - operating leases	5.18%	4.89%

Non-cancellable operating lease rentals as of December 31, 2020 are payable as follows:

Years ending December 31,	RMB’000
2021	155,400
2022	90,074
2023	64,944
2024	32,367
2025	10,557
Thereafter	3,451
Total lease payment	356,793
Less: imputed interest	(25,233)
Total	331,560